TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Rate	Dec. 31, 2013 Rate	Dec. 31, 2012 Rate
TAXES ON INCOME [Abstract]
Loss before taxes on income	$ (2,447)	$ (6,337)	$ (7,664)
Theoretical tax expense computed at the Israeli statutory tax rate (26.5%, 25% and 25% for the years 2014, 2013 and 2012, respectively)	(649)	(1,584)	(1,916)
Changes in valuation allowance	(1,279)	931	(1,554)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	(49)	3,056	(7,073)
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	49	(3,056)	7,073
Taxes with respect to prior years			2
Increase in deferred tax assets related to losses and temporary differences due to changes in tax rates and different basis of measurement	562	(594)
Non-deductible expenses and other	(415)	(223)	1,699
Non-deductible share-based compensation expense	1,831	1,590	833
Exchange rate differences			10
Actual tax expense (benefit)	$ 50	$ 120	$ (926)
Israeli Income tax rate	26.50%	25.00%	25.00%